Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Income Tax

Note 8 — Income Tax

The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021
Deferred tax asset
Federal net operating loss	$—	$38,176
Organizational costs/Start-up costs	334,531	162,250
Total deferred tax asset	334,531	200,426
Deferred tax liability
Unrealized gain/loss	(18,790)	(1,955)
Valuation allowance	(334,531)	(198,471)
Deferred tax asset (liability), net of allowance	$(18,790)	$—

The income tax provision consists of the following:

	December 31, 2022	December 31, 2021
Federal
Current	$138,094	$—
Deferred	(86,506)	(175,158)
State
Current	28,539	—
Deferred	(30,765)	(23,313)
Change in valuation allowance	136,060	198,471
Income tax provision	$185,423	$—

The Company’s federal and state net operating loss carryforwards as of December 31, 2022 and 2021 amounted to $0 and $160,439, respectively, and will be carried forward indefinitely and are available to offset future taxable income in the respective tax jurisdictions.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022, the change in the valuation allowance was $136,060. For the period from February 25, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $198,471.

Reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	4.30%	2.80%
Prior year true-up	(5.23)%	—
Change in valuation allowance	55.41%	(23.80)%
Effective tax rate	75.48	—

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to the recording of full valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and Florida and is subject to examination by the various taxing authorities, since inception.